Trade receivables, contract assets and other receivables - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [Line items]
Increase (Decrease) in trade receivables, contract assets and other receivables.	€ 1,600,000
Increase (decrease) in trade receivables and contract assets	2,600,000
Increase (decrease) in prepayments	(427,000)
Increase (decrease) in VAT receivable.	(127,000)
Increase (decrease) in current tax receivable	(156,000)
Allowance for expected credit loss	503,000
Unbilled receivables included in trade receivables	0		€ 0
Trade receivables	5,254,000		€ 3,382,000
Contract assets	764,000
Accumulated depreciation | Contract assets [member]
Trade and other receivables [Line items]
Financial assets	€ (500,000)
Reclassification adjustment
Trade and other receivables [Line items]
Trade receivables		€ 1,500,000